Transactions with Affiliates and Owners	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Transactions with Affiliates and Owners

(7) Transactions with Affiliates and Owners

Amounts due from affiliates, net generally result from cash advances and the payment of affiliated companies’ administrative expenses by the Company on behalf of such affiliates. Balances are generally paid within 30 days.

Management fees, including acquisition fees and sales commissions during 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Fees from affiliated Owner	$2,994	$3,542	$4,000
Fees from unaffiliated Owners	8,556	10,252	11,289
Fees from Owners	11,550	13,794	15,289
Other fees	1,870	1,816	2,119
Total management fees	$13,420	$15,610	$17,408

Due to owners, net represents lease rentals collected on behalf of and payable to Owners, net of direct expenses and management fees receivable. Due to owners, net at December 31, 2016 and 2015 consisted of the following:

	2016	2015
Affiliated Owner	$5,167	$1,881
Unaffiliated Owners	12,965	9,925
Total due to Owners, net	$18,132	$11,806